Summary of Significant Accounting Policies (Details) - Schedule of Type of Customers - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of type of Customers [Abstract]
Direct sales	$ 4,305,506	$ 4,582,321	$ 9,465,644	$ 9,499,748	$ 9,430,082
Distributors	43,884,570	50,250,526	93,880,697	94,537,962	79,630,928
Total Revenue	$ 48,190,076	$ 54,832,847	$ 103,346,341	$ 104,037,710	$ 89,061,010